UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-02857

Name of Fund:  BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock High Income Fund of BlackRock Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 09/30/2007

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Schedule of Investments as of June 30, 2007 (Unaudited)                                                         (in U.S. dollars)

                                         Face
Industry                               Amount   Corporate Bonds                                                         Value
Aerospace & Defense - 0.8%     USD    875,000   DRS Technologies, Inc., 6.625% due 2/01/2016                      $       844,375
                                    5,365,000   L-3 Communications Corp., 5.875% due 1/15/2015                          4,976,037
                                    1,480,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014                       1,576,200
                                    1,550,000   TransDigm, Inc., 7.75% due 7/15/2014 (e)                                1,565,500
                                    2,120,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                      2,109,400
                                                                                                                  ---------------
                                                                                                                       11,071,512

Airlines - 0.0%                       299,609   Continental Airlines, Inc. Series 1998-1-C, 6.541%
                                                due 9/15/2009 (j)                                                         299,234

Automotive - 7.1%                  15,475,000   American Tire Distributors, Inc., 11.61%
                                                due 4/01/2012 (a)                                                      15,629,750
                                    1,350,000   American Tire Distributors, Inc., 10.75%
                                                due 4/01/2013                                                           1,370,250
                                    4,050,000   ArvinMeritor, Inc., 8.125% due 9/15/2015                                3,923,437
                                    1,500,000   ArvinMeritor, Inc., 4% due 2/15/2027 (e)(g)(k)                          1,593,750
                                    8,100,000   Asbury Automotive Group, Inc., 8% due 3/15/2014                         8,181,000
                                    1,660,000   Asbury Automotive Group, Inc., 7.625%
                                                due 3/15/2017 (e)                                                       1,635,100
                                    5,150,000   Autonation, Inc., 7.36% due 4/15/2013 (a)                               5,137,125
                                    1,350,000   Cooper-Standard Automotive, Inc., 7%
                                                due 12/15/2012                                                          1,265,625
                                    4,500,000   Ford Motor Co., 8.90% due 1/15/2032                                     3,915,000
                                    5,290,000   Ford Motor Credit Co. LLC, 5.80% due 1/12/2009                          5,178,127
                                    1,540,000   Ford Motor Credit Co. LLC, 5.70% due 1/15/2010                          1,471,239
                                    6,490,000   Ford Motor Credit Co. LLC, 8.11% due 1/13/2012 (a)                      6,473,535
                                    1,500,000   General Motors Acceptance Corp., 6.75%
                                                due 12/01/2014                                                          1,436,484
                                    6,000,000   General Motors Acceptance Corp., 8%
                                                due 11/01/2031                                                          6,135,486
                                    1,090,000   The Goodyear Tire & Rubber Co., 9.135%
                                                due 12/01/2009 (a)(e)                                                   1,092,725
                                      960,000   The Goodyear Tire & Rubber Co., 7.857%
                                                due 8/15/2011                                                             979,200
                                    6,519,000   The Goodyear Tire & Rubber Co., 8.625%
                                                due 12/01/2011 (e)                                                      6,861,247
                                    1,550,000   The Goodyear Tire & Rubber Co., 4% due 6/15/2034 (c)                    4,516,313
                                    2,040,000   Group 1 Automotive, Inc., 2.25% due 6/15/2036 (c)(k)                    1,756,950
                                    2,136,000   Keystone Automotive Operations, Inc., 9.75%
                                                due 11/01/2013                                                          1,858,320
                                    6,515,000   Lear Corp., 8.75% due 12/01/2016                                        6,205,537
                                    2,190,000   Metaldyne Corp., 10% due 11/01/2013                                     2,321,400
                                    6,375,000   Tenneco Automotive, Inc., 8.625% due 11/15/2014                         6,566,250
                                    2,100,000   Titan International, Inc., 8% due 1/15/2012                             2,157,750
                                    5,255,000   United Auto Group, Inc., 7.75% due 12/15/2016                           5,228,725
                                                                                                                  ---------------
                                                                                                                      102,890,325

Broadcasting - 2.6%                 6,255,000   Barrington Broadcasting Group LLC, 10.50%
                                                due 8/15/2014 (e)                                                       6,520,837
                                    1,530,000   Bonten Media Acquisition Co., 9%
                                                due 6/01/2015 (e)(g)                                                    1,529,235
                                      920,000   Local TV Finance LLC, 9.25% due 6/15/2015 (e)(g)                          908,500
                                    1,820,000   Nexstar Finance, Inc., 7% due 1/15/2014                                 1,801,800
                                   17,175,000   Paxson Communications Corp., 8.61%
                                                due 1/15/2012 (a)(e)                                                   17,389,688
                                    3,500,000   Umbrella Acquisition, 9.75% due 3/15/2015 (e)(g)                        3,456,250
                                    5,885,000   Young Broadcasting, Inc., 10% due 3/01/2011                             5,855,575
                                                                                                                  ---------------
                                                                                                                       37,461,885

Cable - International - 0.8%       11,225,000   NTL Cable Plc, 9.125% due 8/15/2016                                    11,758,188

Cable - U.S. - 5.2%                16,950,000   CCH I, LLC, 11% due 10/01/2015                                         17,691,562
                                    2,810,000   Cablevision Systems Corp. Series B, 9.82%
                                                due 4/01/2009 (a)                                                       2,936,450
                                    2,875,000   Cablevision Systems Corp. Series B, 8%
                                                due 4/15/2012                                                           2,839,062
                                    6,760,000   Charter Communications Holdings II LLC, 10.25%
                                                due 9/15/2010                                                           7,063,125
                                    1,920,000   DirecTV Holdings LLC, 8.375% due 3/15/2013                              2,008,800
                                    9,200,000   Echostar DBS Corp., 7.125% due 2/01/2016                                8,993,000
                                    1,030,000   Intelsat Bermuda Ltd., 11.409% due 6/15/2013 (a)                        1,091,800
                                    4,575,000   Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (a)                         4,672,219
                                    5,500,000   Intelsat Corp., 9% due 6/15/2016                                        5,761,250
                                    9,475,000   Intelsat Subsidiary Holding Co. Ltd., 8.625%
                                                due 1/15/2015                                                           9,711,875
                                    1,692,000   Loral Spacecom Corp., 14% due 11/15/2015                                1,895,040
                                    4,737,000   PanAmSat Corp., 9% due 8/15/2014                                        4,938,323
                                    2,775,000   Quebecor Media, Inc., 7.75% due 3/15/2016                               2,816,625
                                    3,275,000   Rainbow National Services LLC, 10.375%
                                                due 9/01/2014 (e)                                                       3,594,313
                                                                                                                  ---------------
                                                                                                                       76,013,444

Chemicals - 3.4%                    3,100,000   American Pacific Corp., 9% due 2/01/2015 (e)                            3,111,625
                                    2,375,000   Equistar Chemicals LP, 8.75% due 2/15/2009                              2,458,125
                                    3,457,000   Equistar Chemicals LP, 10.625% due 5/01/2011                            3,638,492
                                    3,785,000   Hexion U.S. Finance Corp., 9.75% due 11/15/2014                         3,917,475
                                    1,300,000   Hexion U.S. Finance Corp., 9.86% due 11/15/2014 (a)                     1,339,000
                                    3,750,000   Huntsman International LLC, 7.875% due 11/15/2014                       4,017,188
                                    5,965,000   Ineos Group Holdings Plc, 8.50% due 2/15/2016 (e)                       5,830,787
                                    3,055,000   Innophos, Inc., 8.875% due 8/15/2014                                    3,161,925
                                    2,325,000   MacDermid, Inc., 9.50% due 4/15/2017 (e)                                2,336,625
                                      300,000   Momentive Performance Materials, Inc., 9.75%
                                                due 12/01/2014 (e)                                                        303,000
                                    9,480,000   Momentive Performance Materials, Inc., 10.125%
                                                due 12/01/2014 (e)(g)                                                   9,503,700
                                    4,070,000   NOVA Chemicals Corp., 8.484% due 11/15/2013 (a)                         4,070,000
                              EUR   1,125,000   Rockwood Specialties Group, Inc., 7.625%
                                                due 11/15/2014                                                          1,591,155
                              USD   3,600,000   Terra Capital, Inc. Series B, 7% due 2/01/2017                          3,474,000
                                                                                                                  ---------------
                                                                                                                       48,753,097

Consumer - Durables - 1.0%         15,700,000   TL Acquisitions, Inc., 10.50% due 1/15/2015 (e)                        15,229,000

Consumer - Non-Durables - 1.1%      5,925,000   American Greetings Corp., 7.375% due 6/01/2016                          5,984,250
                                    9,275,000   Levi Strauss & Co., 8.875% due 4/01/2016                                9,506,875
                                                                                                                  ---------------
                                                                                                                       15,491,125

Diversified Media - 6.4%            1,230,000   Affinion Group, Inc., 10.125% due 10/15/2013                            1,313,025
                                    2,960,000   Affinion Group, Inc., 11.50% due 10/15/2015                             3,196,800
                                    1,700,000   CBD Media Holdings LLC, 9.25% due 7/15/2012                             1,759,500
                                    3,505,000   CanWest Media, Inc., 8% due 9/15/2012                                   3,478,713
                                    4,700,000   Dex Media, Inc., 8% due 11/15/2013                                      4,770,500
                                    4,150,000   Dex Media West LLC, 9.875% due 8/15/2013                                4,440,500
                                    6,805,000   Idearc, Inc., 8% due 11/15/2016                                         6,873,050
                                   18,025,000   Liberty Media Corp., 0.75% due 3/30/2023 (c)                           22,035,563
                                    1,350,000   Network Communications, Inc., 10.75%
                                                due 12/01/2013                                                          1,410,750
                                   11,300,000   Nielsen Finance LLC, 10% due 8/01/2014 (e)                             11,949,750
                                    1,070,000   Nielsen Finance LLC, 11.62% due 8/01/2016 (d)(e)                          754,350
                                   13,635,000   Primedia, Inc., 8% due 5/15/2013                                       14,350,838
                                    6,225,000   Quebecor World Capital Corp., 8.75% due 3/15/2016 (e)                   6,131,625
                                    2,500,000   Quebecor World, Inc., 9.75% due 1/15/2015 (e)                           2,531,250
                                    2,050,000   RH Donnelley Corp., 6.875% due 1/15/2013                                1,942,375
                                    3,900,000   RH Donnelley Corp. Series A-2, 6.875%
                                                due 1/15/2013                                                           3,695,250
                                    3,100,000   Universal City Florida Holding Co. I, 10.106%
                                                due 5/01/2010 (a)                                                       3,162,000
                                                                                                                  ---------------
                                                                                                                       93,795,839

Energy - Exploration &              2,625,000   Berry Petroleum Co., 8.25% due 11/01/2016                               2,644,687
Production - 3.1%                   3,275,000   Chaparral Energy, Inc., 8.50% due 12/01/2015                            3,201,312
                                    4,880,000   Compton Petroleum Finance Corp., 7.625%
                                                due 12/01/2013                                                          4,819,000
                                    3,955,000   Corral Finans AB, 6.86% due 4/15/2010 (e)(g)                            3,935,225
                                    1,750,000   Denbury Resources, Inc., 7.50% due 12/15/2015                           1,745,625
                                    5,500,000   Forest Oil Corp., 7.25% due 6/15/2019 (e)                               5,335,000
                                    8,300,000   OPTI Canada, Inc., 8.25% due 12/15/2014 (e)                             8,424,500
                                    5,840,000   Sabine Pass LNG LP, 7.50% due 11/30/2016 (e)                            5,810,800
                                    5,530,000   Stone Energy Corp., 8.11% due 7/15/2010 (a)(e)                          5,530,000
                                    3,425,000   Swift Energy Co., 7.125% due 6/01/2017                                  3,262,313
                                                                                                                  ---------------
                                                                                                                       44,708,462

Energy - Other - 3.7%               7,390,000   Aleris International, Inc., 9% due 12/15/2014 (e)(g)                    7,098,473
                                    2,300,000   Cimarex Energy Co., 7.125% due 5/01/2017                                2,242,500
                                    2,650,000   Copano Energy LLC, 8.125% due 3/01/2016                                 2,689,750
                                    2,230,000   KCS Energy, Inc., 7.125% due 4/01/2012                                  2,202,125
                                    3,300,000   North American Energy Partners, Inc., 8.75%
                                                due 12/01/2011                                                          3,333,000
                                   18,000,000   Petrobras International Finance Co., 7.75%
                                                due 9/15/2014                                                          19,485,000
                                   10,700,000   SemGroup LP, 8.75% due 11/15/2015 (e)                                  10,753,500
                                    2,460,000   Tennessee Gas Pipeline Co., 7% due 3/15/2027                            2,530,737
                                    2,660,000   Tennessee Gas Pipeline Co., 7.625% due 4/01/2037                        2,918,829
                                                                                                                  ---------------
                                                                                                                       53,253,914

Financial - 0.9%                    4,190,000   American Real Estate Partners LP, 7.125%
                                                due 2/15/2013                                                           4,043,350
                                    8,000,000   American Real Estate Partners LP, 7.125%
                                                due 2/15/2013 (e)                                                       7,720,000
                                    1,530,000   USI Holdings Corp., 9.23% due 11/15/2014 (a)(e)                         1,522,350
                                                                                                                  ---------------
                                                                                                                       13,285,700

Food & Tobacco - 0.8%               3,200,000   AmeriQual Group LLC, 9.50% due 4/01/2012 (e)                            3,200,000
                                   20,000,000   DGS International Finance Co., 10% due 6/01/2007 (e)(i)                   100,000
                                    2,150,000   Del Monte Corp., 8.625% due 12/15/2012                                  2,219,875
                                    3,350,000   Smithfield Foods, Inc., 7.75% due 7/01/2017                             3,350,000
                                    2,730,000   Swift & Co., 12.50% due 1/01/2010                                       2,889,814
                                                                                                                  ---------------
                                                                                                                       11,759,689

Gaming - 4.5%                       8,750,000   Boyd Gaming Corp., 7.125% due 2/01/2016                                 8,487,500
                                    3,025,000   CCM Merger, Inc., 8% due 8/01/2013 (e)                                  3,009,875
                                    1,425,000   Caesars Entertainment, Inc., 8.125% due 5/15/2011                       1,487,344
                                    1,425,000   Galaxy Entertainment Finance Co. Ltd., 10.409%
                                                due 12/15/2010 (a)(e)                                                   1,485,562
                                    1,800,000   Galaxy Entertainment Finance Co. Ltd., 9.875%
                                                due 12/15/2012 (e)                                                      1,935,000
                                    4,890,000   Greektown Holdings, LLC, 10.75% due 12/01/2013 (e)                      5,183,400
                                    9,600,000   Harrah's Operating Co., Inc., 5.75% due 10/01/2017                      7,680,000
                                    5,965,000   Little Traverse Bay Bands of Odawa Indians, 10.25%
                                                due 2/15/2014 (e)                                                       6,143,950
                                    4,040,000   Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (e)                   3,898,600
                                    2,060,000   Shingle Springs Tribal Gaming Authority, 9.375%
                                                due 6/15/2015 (e)                                                       2,078,025
                                    1,175,000   Snoqualmie Entertainment Authority, 9.15%
                                                due 2/01/2014 (a)(e)                                                    1,186,750
                                    4,625,000   Station Casinos, Inc., 7.75% due 8/15/2016                              4,578,750
                                    3,600,000   Station Casinos, Inc., 6.625% due 3/15/2018                             3,096,000
                                    4,750,000   Tropicana Entertainment, LLC, 9.625%
                                                due 12/15/2014 (e)                                                      4,571,875
                                   10,500,000   Wynn Las Vegas LLC, 6.625% due 12/01/2014                              10,119,375
                                                                                                                  ---------------
                                                                                                                       64,942,006

Healthcare - 5.1%                   3,970,000   Accellent, Inc., 10.50% due 12/01/2013                                  3,940,225
                                    7,770,000   Angiotech Pharmaceuticals, Inc., 9.11%
                                                due 12/01/2013 (a)                                                      8,003,100
                                   11,880,000   Community Health Systems, Inc., 8.875%
                                                due 7/15/2015 (e)                                                      12,043,350
                                    5,000,000   The Cooper Cos., Inc., 7.125% due 2/15/2015 (e)                         4,950,000
                                    3,650,000   Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (c)                     3,052,313
                                    2,300,000   PTS Acquisition Corp., 9.50% due 4/15/2015 (e)(g)                       2,259,750
                                   12,790,000   Tenet Healthcare Corp., 6.50% due 6/01/2012                            11,447,050
                                    6,775,000   Tenet Healthcare Corp., 9.875% due 7/01/2014                            6,707,250
                                    1,085,000   Tenet Healthcare Corp., 9.25% due 2/01/2015                             1,030,750
                                   10,375,000   US Oncology, Inc., 10.75% due 8/15/2014                                11,101,250
                                    3,400,000   United Surgical Partners International, Inc., 8.875%
                                                due 5/01/2017 (e)                                                       3,408,500
                                    1,000,000   Universal Hospital Services, Inc., 8.50%
                                                due 6/01/2015 (e)(g)                                                      982,759
                                      930,000   Universal Hospital Services, Inc., 8.759%
                                                due 6/01/2015 (a)(e)                                                      930,000
                                    4,000,000   Ventas Realty, LP, 9% due 5/01/2012                                     4,370,000
                                                                                                                  ---------------
                                                                                                                       74,226,297

Housing - 4.1%                      8,115,000   Ashton Woods USA LLC, 9.50% due 10/01/2015                              7,506,375
                                    7,925,000   Building Materials Corp. of America, 7.75%
                                                due 8/01/2014                                                           7,687,250
                                    2,810,000   Esco Corp., 8.625% due 12/15/2013 (e)                                   2,950,500
                                    1,110,000   Esco Corp., 9.235% due 12/15/2013 (a)(e)                                1,132,200
                                    3,975,000   Goodman Global Holding Co., Inc., 7.875%
                                                due 12/15/2012                                                          3,935,250
                                    4,360,000   Nortek, Inc., 8.50% due 9/01/2014                                       4,152,900
                                    1,485,000   Ply Gem Industries, Inc., 9% due 2/15/2012                              1,334,644
                                    5,370,000   Realogy Corp., 10.50% due 4/15/2014 (e)                                 5,114,925
                                    8,500,000   Realogy Corp., 11% due 4/15/2014 (e)(g)                                 8,011,250
                                    6,060,000   Realogy Corp., 12.375% due 4/15/2015 (e)                                5,529,750
                                   14,000,000   Stanley-Martin Communities LLC, 9.75%
                                                due 8/15/2015                                                          12,320,000
                                      680,000   Texas Industries, Inc., 7.25% due 7/15/2013                               681,700
                                                                                                                  ---------------
                                                                                                                       60,356,744

Information Technology - 4.3%       1,730,000   Amkor Technology, Inc., 7.75% due 5/15/2013                             1,665,125
                                    8,015,000   Amkor Technology, Inc., 9.25% due 6/01/2016                             8,255,450
                                    3,450,000   BMS Holdings, Inc., 12.40% due 2/15/2012 (a)(e)(g)                      3,251,510
                                      735,000   Compagnie Generale de Geophysique SA, 7.50%
                                                due 5/15/2015                                                             735,000
                                    5,335,000   Compagnie Generale de Geophysique-Veritas, 7.75%
                                                due 5/15/2017                                                           5,401,688
                                    1,620,000   Cypress Semiconductor Corp., 1% due 9/15/2009 (c)(e)                    1,790,100
                                   19,310,000   Freescale Semiconductor, Inc., 9.125%
                                                due 12/15/2014 (e)(g)                                                  18,151,400
                                      955,000   Freescale Semiconductor, Inc., 9.235%
                                                due 12/15/2014 (a)(e)                                                     921,575
                                    2,450,000   Hynix Semiconductor, Inc., 7.875% due 6/27/2017 (e)                     2,425,500
                                      383,460   iPayment Investors LP, 12.75% due 7/15/2014 (e)(g)                        396,881
                                    4,130,000   Nortel Networks Ltd., 9.61% due 7/15/2011 (a)(e)                        4,393,288
                                      260,000   Sanmina-SCI Corp., 6.75% due 3/01/2013                                    236,600
                                    3,180,000   Sanmina-SCI Corp., 8.125% due 3/01/2016                                 2,957,400
                                    3,425,000   Spansion, Inc., 8.485% due 6/01/2013 (a)(e)                             3,420,719
                                    8,105,000   SunGard Data Systems, Inc., 9.125% due 8/15/2013                        8,297,494
                                      400,000   SunGard Data Systems, Inc., 10.25% due 8/15/2015                          423,000
                                                                                                                  ---------------
                                                                                                                       62,722,730

Leisure - 0.3%                      2,340,000   Great Canadian Gaming Corp., 7.25% due 2/15/2015 (e)                    2,328,300
                                      230,000   Travelport LLC, 9.875% due 9/01/2014                                      243,800
                                    1,545,000   Travelport LLC, 9.985% due 9/01/2014 (a)                                1,583,625
                                                                                                                  ---------------
                                                                                                                        4,155,725

Manufacturing - 4.5%                1,810,000   American Railcar Industries, Inc., 7.50%
                                                due 3/01/2014 (e)                                                       1,800,950
                                      910,000   Belden CDT, Inc., 7% due 3/15/2017 (e)                                    896,350
                                    6,675,000   Caue Finance Ltd., 8.875% due 8/01/2015 (e)                             7,417,594
                                      350,000   Fedders North America, Inc., 9.875% due 3/01/2014                         115,500
                                    8,158,000   Invensys Plc, 9.875% due 3/15/2011 (e)                                  8,729,060
                                    7,840,000   Jarden Corp., 7.50% due 5/01/2017                                       7,742,000
                                    2,915,000   NXP BV, 8.11% due 10/15/2013 (a)                                        2,918,644
                                    1,000,000   NXP BV, 9.50% due 10/15/2015 (e)                                          982,500
                                    7,620,000   NXP BV, 9.50% due 10/15/2015                                            7,505,700
                                    1,090,000   RBS Global, Inc., 9.50% due 8/01/2014                                   1,117,250
                                    6,440,000   RBS Global, Inc., 11.75% due 8/01/2016 (e)                              6,923,000
                                    1,505,000   RBS Global, Inc., 8.875% due 9/01/2016                                  1,508,763
                                    1,850,000   Sensata Technologies BV, 8% due 5/01/2014                               1,785,250
                                   15,325,000   Superior Essex Communications LLC, 9%
                                                due 4/15/2012                                                          15,631,500
                                                                                                                  ---------------
                                                                                                                       65,074,061

Metal - Other - 3.6%                  910,000   Blaze Recycling & Metals LLC, 10.875%
                                                due 7/15/2012 (e)                                                         928,200
                                    7,200,000   Freeport-McMoRan Copper & Gold, Inc., 8.564%
                                                due 4/01/2015 (a)                                                       7,542,000
                                   16,555,000   Freeport-McMoRan Copper & Gold, Inc., 8.375%
                                                due 4/01/2017                                                          17,672,463
                                    4,023,000   Indalex Holding Corp. Series B, 11.50%
                                                due 2/01/2014                                                           4,183,920
                                    7,475,000   Novelis, Inc., 7.25% due 2/15/2015                                      7,671,219
                                    6,900,000   RathGibson, Inc., 11.25% due 2/15/2014                                  7,245,000
                                    7,720,000   Southern Copper Corp., 6.375% due 7/27/2015                             7,792,128
                                                                                                                  ---------------
                                                                                                                       53,034,930

Packaging - 1.4%                    4,890,000   Berry Plastics Holding Corp., 8.875% due 9/15/2014                      4,951,125
                                    5,825,000   Berry Plastics Holding Corp., 9.235% due 9/15/2014 (a)                  5,883,250
                                    1,930,000   Impress Holdings B.V., 8.485% due 9/15/2013 (a)(e)                      1,968,600
                                      625,000   Owens-Illinois, Inc., 7.35% due 5/15/2008                                 626,563
                                    2,550,000   Packaging Dynamics Finance Corp., 10%
                                                due 5/01/2016 (e)                                                       2,562,750
                                    4,485,000   Pregis Corp., 12.375% due 10/15/2013                                    5,045,625
                                                                                                                  ---------------
                                                                                                                       21,037,913

Paper - 4.0%                       21,000,000   APP Finance II Mauritius Ltd, 12% (c)(i)                                  105,000
                                      320,000   Abitibi-Consolidated, Inc., 8.55% due 8/01/2010                           305,600
                                    2,455,000   Abitibi-Consolidated, Inc., 6% due 6/20/2013                            2,031,512
                                      435,000   Abitibi-Consolidated, Inc., 8.85% due 8/01/2030                           365,400
                                   11,025,000   Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                         8,489,250
                                    3,325,000   Boise Cascade LLC, 7.125% due 10/15/2014                                3,158,750
                                    4,830,000   Bowater Canada Finance Corp., 7.95%
                                                due 11/15/2011                                                          4,546,237
                                   10,550,000   Domtar, Inc., 7.125% due 8/15/2015                                     10,220,312
                                    3,906,000   Graphic Packaging International Corp., 9.50%
                                                due 8/15/2013                                                           4,057,357
                                    6,475,000   NewPage Corp., 11.606% due 5/01/2012 (a)                                7,057,750
                                   10,525,000   NewPage Corp., 12% due 5/01/2013                                       11,498,563
                                    3,384,383   PT Pabrik Kertas Tjiwa Kimia Tranche B, 3.783%
                                                due 4/28/2018                                                           1,759,879
                                    1,134,000   Smurfit Kappa Funding Plc, 9.625% due 10/01/2012                        1,187,865
                                    3,910,000   Smurfit-Stone Container Enterprises, Inc., 8%
                                                due 3/15/2017                                                           3,792,700
                                                                                                                  ---------------
                                                                                                                       58,576,175

Retail - 4.9%                       3,290,000   Buffets, Inc., 12.50% due 11/01/2014                                    3,150,175
                                    1,570,000   Burlington Coat Factory Warehouse Corp., 11.125%
                                                due 4/15/2014                                                           1,530,750
                                    1,060,000   Claire's Stores, Inc., 9.25% due 6/01/2015 (e)                          1,007,000
                                    2,705,000   Claire's Stores, Inc., 9.625% due 6/01/2015 (e)(g)                      2,535,937
                                    1,060,000   Claire's Stores, Inc., 10.50% due 6/01/2017 (e)                           967,250
                                    8,340,000   General Nutrition Centers, Inc., 9.85%
                                                due 3/15/2014 (e)(g)                                                    7,807,011
                                    6,740,000   General Nutrition Centers, Inc., 10.75%
                                                due 3/15/2015 (e)(g)                                                    6,527,387
                                    6,100,000   Michaels Stores, Inc., 10% due 11/01/2014 (e)                           6,252,500
                                    9,640,000   Michaels Stores, Inc., 11.375% due 11/01/2016 (e)                      10,073,800
                                   11,175,000   Neiman Marcus Group, Inc., 9% due 10/15/2015 (g)                       11,957,250
                                    2,170,000   Rite Aid Corp., 9.375% due 12/15/2015 (e)                               2,083,200
                                    5,930,000   Rite Aid Corp., 7.50% due 3/01/2017                                     5,722,450
                                   11,200,000   Southern States Cooperative, Inc., 10.50%
                                                due 11/01/2010 (e)                                                     11,816,000
                                                                                                                  ---------------
                                                                                                                       71,430,710

Service - 3.4%                      1,500,000   Ahern Rentals, Inc., 9.25% due 8/15/2013                                1,518,750
                                    6,000,000   Ashtead Capital, Inc., 9% due 8/15/2016                                 6,285,000
                                    4,000,000   Ashtead Holdings Plc, 8.625% due 8/01/2015                              4,080,000
                                    2,400,000   Avis Budget Car Rental LLC, 7.625%
                                                due 5/15/2014 (e)                                                       2,424,000
                                      250,000   Avis Budget Car Rental LLC, 7.86% due 5/15/2014 (a)                       253,750
                                    1,900,000   Buhrmann US, Inc., 8.25% due 7/01/2014                                  1,909,500
                                    1,180,000   Clarke American Corp., 9.50% due 5/15/2015 (e)                          1,132,800
                                      980,000   Clarke American Corp., 10.105% due 5/15/2015 (a)(e)                       945,700
                                    2,025,000   Corrections Corp. of America, 6.75% due 1/31/2014                       1,979,437
                                    4,035,000   DI Finance Series B, 9.50% due 2/15/2013                                4,292,231
                                    5,805,000   Dycom Industries, Inc., 8.125% due 10/15/2015                           6,037,200
                                    1,555,000   Mac-Gray Corp., 7.625% due 8/15/2015                                    1,562,775
                                    2,750,000   Mobile Services Group, Inc., 9.75% due 8/01/2014 (e)                    2,928,750
                                    1,600,000   PNA Intermediate Holding Corp., 12.36%
                                                due 2/15/2013 (a)(e)                                                    1,616,000
                                    5,610,000   Sally Holdings LLC, 10.50% due 11/15/2016 (e)                           5,638,050
                                    3,300,000   United Rentals North America, Inc., 7.75%
                                                due 11/15/2013                                                          3,304,125
                                    1,300,000   Yankee Acquisition Corp., 8.50% due 2/15/2015                           1,261,000
                                    2,625,000   Yankee Acquisition Corp., 9.75% due 2/15/2017                           2,539,688
                                                                                                                  ---------------
                                                                                                                       49,708,756

Steel - 0.8%                        1,945,000   AK Steel Corp., 7.75% due 6/15/2012                                     1,945,000
                                    9,000,000   CSN Islands VIII Corp., 9.75% due 12/16/2013 (e)                       10,102,500
                                                                                                                  ---------------
                                                                                                                       12,047,500

Telecommunications - 3.2%           2,145,000   Cincinnati Bell, Inc., 7.25% due 7/15/2013                              2,198,625
                                      935,000   Citizens Communications Co., 6.25% due 1/15/2013                          896,431
                                    3,674,046   ProtoStar I Ltd., 12.50% due 10/15/2012 (a)(c)(e)                       4,004,710
                                    9,300,000   Qwest Corp., 7.50% due 10/01/2014                                       9,532,500
                                    8,500,000   Qwest Corp., 6.50% due 6/01/2017 (e)                                    8,096,250
                                    8,750,000   Time Warner Telecom Holdings, Inc., 9.25%
                                                due 2/15/2014                                                           9,275,000
                                   11,800,000   Windstream Corp., 8.125% due 8/01/2013                                 12,331,000
                                                                                                                  ---------------
                                                                                                                       46,334,516

Transportation - 0.6%               1,770,000   Britannia Bulk Plc, 11% due 12/01/2011                                  1,805,400
                                    3,750,000   Navios Maritime Holdings, Inc., 9.50%
                                                due 12/15/2014 (e)                                                      3,975,000
                                    2,540,000   St. Acquisition Corp., 12.50% due 5/15/2017 (e)                         2,400,300
                                                                                                                  ---------------
                                                                                                                        8,180,700

Utility - 4.3%                      6,625,000   Aes Dominicana Energia Finance SA, 11%
                                                due 12/13/2015 (e)                                                      7,022,500
                                    1,895,000   CenterPoint Energy, Inc. Series B, 3.75%
                                                due 5/15/2023 (c)                                                       2,944,356
                                    3,375,000   Edison Mission Energy, 7.75% due 6/15/2016                              3,358,125
                                    7,900,000   Edison Mission Energy, 7% due 5/15/2017 (e)                             7,445,750
                                   10,575,000   Mirant North America LLC, 7.375% due 12/31/2013                        10,812,937
                                    2,635,000   NRG Energy, Inc., 7.25% due 2/01/2014                                   2,641,587
                                   12,650,000   NRG Energy, Inc., 7.375% due 2/01/2016                                 12,681,625
                                    4,000,000   NSG Holdings LLC, 7.75% due 12/15/2025 (e)(j)                           4,040,000
                                    3,900,000   Sierra Pacific Resources, 8.625% due 3/15/2014                          4,185,917
                                    4,477,814   Tenaska Alabama Partners LP, 7% due 6/30/2021 (e)(j)                    4,581,825
                                    3,005,000   Transcontinental Gas Pipe Line Corp. Series B,
                                                8.875% due 7/15/2012                                                    3,365,600
                                                                                                                  ---------------
                                                                                                                       63,080,222

Wireless                      EUR   3,187,014   BCM Ireland Preferred Equity Ltd., 10.597%
Communications - 5.1%                           due 2/15/2017 (e)(g)                                                    4,345,830
                              USD   3,210,000   Centennial Communications Corp., 11.11%
                                                due 1/01/2013 (a)                                                       3,354,450
                                    2,260,000   Centennial Communications Corp., 8.125%
                                                due 2/01/2014                                                           2,310,850
                                    4,535,000   Cricket Communications, Inc., 9.375%
                                                due 11/01/2014                                                          4,682,387
                                    7,500,000   Cricket Communications, Inc., 9.375%
                                                due 11/01/2014 (e)                                                      7,743,750
                                    2,670,000   Digicel Group Ltd., 8.875% due 1/15/2015                                2,616,600
                                    6,570,000   Digicel Group Ltd., 9.125% due 1/15/2015 (e)(g)                         6,479,662
                                    3,110,000   FiberTower Corp., 9% due 11/15/2012 (c)(e)                              3,455,988
                                    1,510,000   iPCS, Inc., 7.48% due 5/01/2013 (a)(e)                                  1,511,888
                                   14,140,000   MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (e)                      14,599,550
                                      920,000   Orascom Telecom Finance SCA, 7.875%
                                                due 2/08/2014                                                             885,500
                                    1,610,000   Orascom Telecom Finance SCA, 7.875%
                                                due 2/08/2014 (e)                                                       1,557,031
                                    7,560,000   Rural Cellular Corp., 8.25% due 3/15/2012                               7,730,100
                                   12,205,000   West Corp., 11% due 10/15/2016                                         12,754,225
                                                                                                                  ---------------
                                                                                                                       74,027,811

                                                Total Corporate Bonds
                                                (Cost - $1,347,271,782) - 91.0%                                     1,324,708,210




                                       Shares
                                         Held   Common Stocks
Airlines - 0.5%                       345,536   Northwest Airlines Corp. (h)                                            7,670,899

Cable - U.S. - 0.9%                   257,398   Loral Space & Communications Ltd. (h)                                  12,684,573

Information Technology - 0.9%         599,223   Cypress Semiconductor Corp. (h)                                        13,955,904

Manufacturing - 0.9%                  852,625   Medis Technologies Ltd. (h)                                            12,525,061

Paper - 0.2%                        1,610,897   Western Forest Products, Inc. (h)                                       3,251,283

Telecommunications - 0.0%                   2   PTV, Inc.                                                                   1,000

                                                Total Common Stocks
                                                (Cost - $84,894,651) - 3.4%                                            50,088,720




                                         Face
                                       Amount   Floating Rate Loan Interests (l)
Consumer -                      USD   117,197   Spectrum Brands, Inc. Letter of Credit, 5.17%
Non-Durables - 0.2%                             due 4/15/2013                                                             117,734
                                    2,370,894   Spectrum Brands, Inc. Term Loan B-1, 9.32%
                                                due 4/15/2013                                                           2,382,749
                                      421,909   Spectrum Brands, Inc. Term Loan B-2, 9.36%
                                                due 4/15/2013                                                             423,843
                                                                                                                  ---------------
                                                                                                                        2,924,326

Energy - Exploration &              2,400,000   SandRidge Energy, Inc. Term Loan, 8.625%
Production - 0.3%                               due 3/01/2015                                                           2,448,000
                                    2,250,000   SandRidge Energy, Inc. Term Loan B, 8.985%
                                                due 3/01/2014                                                           2,295,000
                                                                                                                  ---------------
                                                                                                                        4,743,000

Leisure - 1.2%                      5,230,000   Easton-Bell Sports Inc. Term Loan B, 11.36%
                                                due 5/01/2012                                                           5,221,831
                                   11,500,000   Travelport, Inc. Term Loan, 12.36% due 3/22/2012                       11,385,000
                                                                                                                  ---------------
                                                                                                                       16,606,831

Packaging - 0.2%                    3,220,000   Berry Plastics Corp. Term Loan B, 11.61%
                                                due 6/15/2014                                                           3,139,500

Paper - 0.5%                        7,180,000   Verso Paper Holdings LLC Term Loan B, 11.606%
                                                due 2/01/2013                                                           7,206,925

                                                Total Floating Rate Loan Interests
                                                (Cost - $33,995,119) - 2.4%                                            34,620,582




                                       Shares
                                         Held   Preferred Stocks
Cable - U.S. - 0.2%                    14,083   Loral Spacecom Corp. Series A, 12%                                      2,904,619

Energy - Exploration                      201   EXCO Resources, Inc., 7% (c)                                            2,010,000
& Production - 0.7%                       831   EXCO Resources, Inc., 11%                                               8,310,000
                                                                                                                  ---------------
                                                                                                                       10,320,000

Metal - Other - 0.2%                   50,000   Vale Capital Ltd. Series 1 (c)                                          2,432,850

Telecommunications - 0.0%                 130   PTV, Inc. Series A, 10%                                                       689

                                                Total Preferred Stocks
                                                (Cost - $15,606,270) - 1.1%                                            15,658,158




                                                Warrants (b)
Diversified Media - 0.0%              117,980   Virgin Media, Inc. (expires 1/10/2011)                                     11,798

Healthcare - 0.0%                     201,408   HealthSouth Corp. (expires 1/16/2014)                                     161,126

Paper - 0.0%                            4,000   Mandra Forestry Finance Ltd. (expires 5/15/2013)                                0

Wireless Communications - 0.1%          3,600   American Tower Corp. (expires 8/01/2008)                                2,132,550

                                                Total Warrants  (Cost - $352,197) - 0.1%                                2,305,474




                                   Beneficial
                                     Interest   Other Interests (f)
Cable - U.S. - 0.0%          USD   25,500,000   Adelphia Escrow                                                             2,550
                                   31,980,466   Adelphia Recovery Trust                                                   102,018

                                                Total Other Interests (Cost - $104,550) - 0.0%                            104,568




                                         Face
                                       Amount   Short-Term Securities
                                   38,900,000   Federal Home Loan Bank System, 4.80%
                                                due 7/02/2007                                                          38,900,000

                                                Total Short-Term Securities
                                                (Cost - $38,900,000) - 2.7%                                            38,900,000

                                                Total Investments (Cost - $1,521,124,569*) - 100.7%                 1,466,385,712
                                                Liabilities in Excess of Other Assets - (0.7%)                       (10,302,264)
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $ 1,456,083,448
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $   1,524,257,489
                                                  =================
    Gross unrealized appreciation                 $      40,391,450
    Gross unrealized depreciation                      (98,263,227)
                                                  -----------------
    Net unrealized depreciation                   $    (57,871,777)
                                                  =================


(a) Floating rate security.

(b) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c) Convertible security.

(d) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(h) Non-income producing security.

(i) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(j) Subject to principal paydowns.

(k) Represents a step bond.

(l) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Investments in companies considered to be an affiliate of the Fund, for the purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

                                                Net              Interest
    Affiliate                                 Activity            Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series                     $  (108,595,946)    $   2,436,396


o   Swap contracts outstanding as of June 30, 2007 were as follows:

                                                    Notional        Unrealized
                                                     Amount       Appreciation

    Sold credit default protection on
    Novelis Inc. and receive 1.4%

    Broker, JPMorgan Chase
    Expires January 2008                         $  3,750,000       $    9,484

    Sold credit default protection on
    Ford Motor Company and receive 3.8%

    Broker, JPMorgan Chase
    Expires March 2010                           $  6,000,000           33,456

    Sold credit default protection on
    Ford Motor Company and receive 4.2%

    Broker, Deutsche Bank AG London
    Expires March 2010                           $  6,000,000           91,542

    Sold credit default protection on
    Ford Motor Company and receive 4.7%

    Broker, UBS Warburg
    Expires June 2010                            $  7,000,000          165,396

    Sold credit default protection on
    Primedia, Inc. and receive 2.45%

    Broker, Lehman Brothers Special Finance
    Expires March 2012                           $  4,000,000          148,940
                                                                   -----------
    Total                                                          $   448,818
                                                                   ===========


o   Currency Abbreviations:
    EUR   Euro
    USD   U.S. Dollar


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock High Income Fund of BlackRock Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock High Income Fund of BlackRock Bond Fund, Inc.


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock High Income Fund of BlackRock Bond Fund, Inc.


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       BlackRock High Income Fund of BlackRock Bond Fund, Inc.


Date: August 20, 2007